Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses
Note 7. Accrued Expenses
The following table summarizes the Company’s components of accrued expenses:

(in thousands)	December 31, 2021	December 31, 2020
Warranty reserve	$658	$564
Compensation and benefits	4,360	3,100
VAR commissions	265	520
Professional services	1,725	2,907
Marketing and advertising	122	780
Other	281	297

Total accrued expenses	$7,411	$8,168